      A     N     N     U     A     L          R     E     P     O     R     T



                      1995
                      1995
                      1995
                      1995
                      1995
                                      SMITH BARNEY
                                      NEW YORK
                                      MUNICIPALS
                                      FUND INC.
                                      ------------------------------------------
                                      December 31, 1995








                           Smith Barney Mutual Funds
                   [Logo]  Investing for your future.
                           Every day.

----------------------------------------------------------------------
                            Smith Barney New York Municipals Fund Inc.
----------------------------------------------------------------------


            DEAR SHAREHOLDER:

            We are pleased to provide you with this annual report, which includes audited financial statements for Smith
            Barney New York Municipals Fund Inc. and covers the year ended December 31, 1995. For your convenience, we have summarized the period's prevailing economic and market conditions. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.


            1995: THE YEAR IN REVIEW

            The year 1995 was a positive one for the fixed income markets, in general, as low interest rates prevailed. One of the more notable events of the year was a significant drop in long-term interest rates, as measured by the decline of 30-Year Treasuries, from more than 8% at the beginning of 1995, to 7.43% on March 31, 1995, 6.50% on September 30, 1995, and, lastly, 6% by year end. This drop of 200 basis points was unprecedented and responsible in part for the stock market's remarkable showing in 1995 -- a performance that defied all expectations. In another surprising development, the U.S. dollar finished the year in an extremely strong position relative to other currencies, which will likely encourage lower interest rates going forward.

THE MUNICIPAL BOND MARKET

As Treasury yields were falling in 1995, long-term municipal bond yields barely moved. Yields on municipal bonds are now topping 90% of those offered by Treasuries. However, slow economic growth, low interest rates, a flat yield curve and a diminishing supply of issues generally combined to create a subdued municipal bond market environment in 1995. Smith Barney New York Municipals Fund was able to find value by sifting through what issues were available and focusing on municipal bonds with strong credit ratings.


In response to the Federal Reserve's policy of lower interest rates, our investment strategy has been to keep the Smith Barney New York Municipals Fund's average maturity at roughly 23 years, which enabled the Fund to maximize tax-exempt income. At the end of the reporting period, a majority of the Fund's assets were invested in municipal bonds rated as investment grade by Standard & Poor's Corporation or Moody's Investors Service, Inc., two major bond credit rating organizations. These high-quality investments provide the Fund with greater protection against credit risk and are also more liquid.

WHAT'S AHEAD FOR MUNICIPAL BONDS

Experts predict that approximately $155 billion in new long-term municipal bond issues will come to market in 1996 (roughly the same amount seen in 1995). Yet those new issues will be more than offset by the $150 to $175 billion in municipal bonds set to retire in 1996. In our view, tightened supply could drive municipal bond prices higher, increasing appreciation opportunities -- particularly for bonds with long maturities and good call protection.

However, any municipal bond market rally will depend on tax reform and Washington, D.C. reaching a consensus on the federal budget. At this time, we do not expect any flat tax proposals to be taken seriously given the upcoming Presidential election. That does not mean, however, that the municipal bond market will not reflect investors' worries about such a prospect, which could depress municipal bond prices in 1996. In addition, federal spending reductions could have an impact on funding for state and local projects which, if combined with resistance to higher local taxes that back some municipal bonds, could affect credit quality or supply.

NEW YORK ECONOMIC HIGHLIGHTS

Like his Republican counterpart in New Jersey, Governor Christine Todd Whitman, Governor George E. Pataki has done an excellent job in reducing state government, cutting state employment and bringing much-needed fiscal discipline to the State's budget.

Gov. Pataki has successfully merged some of the state agencies that manage debt and there has been better control over the timing of debt issuance. To his credit, Gov. Pataki has implemented quality management controls that have resulted in more internal review before debt is issued, less short-term borrowing and less reliance on one-time measures. On the positive side, we expect reasonable revenue and expenditure estimates for New York to continue and we believe the state legislature is committed to using fewer budget gimmicks and relying less on short-term borrowing.

PORTFOLIO PERFORMANCE SUMMARY

According to Lipper Analytical Services, Inc., a major fund tracking organization, Smith Barney New York Municipals Fund posted a one-year total return for Class A shares of 17.30% for the period ended December 31, 1995. The Fund's average weighted maturity for the same period was 23.28 years.

LOOKING AHEAD

It now appears that the Federal Reserve has been successful in containing inflation -- which averaged 2.8% in 1995 -- and in encouraging a slower rate of economic growth, which totaled 2.5% in 1995 as measured by Gross Domestic Product (GDP). The Federal Open Market Committee, which controls the federal funds rate, declined to alter the rate in both September and November after a quarter point reduction in July but did elect to reduce this rate again in December to 5.50%. (The federal funds rate represents the rate banks charge each other for overnight loans and affects all other interest rates, including those offered by municipal bonds.) Lower interest rates typically increase economic growth because they make it less expensive for businesses to fund expansion. The Federal Reserve acted to lower short-term rates at their last meeting held in December 1995.

Going forward, we expect to see yet another year of slow economic growth, with GDP posting growth of around 2%. We also forecast steady or slightly lower interest rates of half a point to a full point in 1996. Our outlook for the municipal bond market remains positive. Limited supply is driving prices higher, yields are excellent relative to U.S. Treasuries and growing credit strength in a number of states is increasing the attractiveness of many issues.

SPECIAL SHAREHOLDER NOTICE

Effective Friday, February 2, 1996, Smith Barney New York Municipals Fund would be merged into the Smith Barney Muni Funds -- New York Portfolio. It is our belief that combining these two New York municipal bond funds will be beneficial for shareholders. Of course, the Smith Barney New York Portfolio will continue to be managed conservatively and with the same commitment to service that shareholders have come to expect from Smith Barney New York Municipals Fund. We look forward to continue to serve your investment needs.

Sincerely,


HEATH B. MCLENDON               LAWRENCE T. MCDERMOTT

Heath B. McLendon               Lawrence T. McDermott
Chairman and Chief              Vice President and
Executive Officer               Investment Officer

January 25, 1996

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE  --  CLASS A SHARES

                                Net Asset Value
                             ---------------------
                             Beginning       End        Income       Capital Gain        Return          Total
Year Ended                    of Year      of Year     Dividends     Distributions     of Capital      Returns(1)
-----------------------------------------------------------------------------------------------------------------
12/31/95                      $ 15.44      $ 17.05      $  1.00          $0.00           $ 0.00           17.30%
-----------------------------------------------------------------------------------------------------------------
12/31/94                        17.68        15.44         0.99           0.10             0.00           (6.62)
-----------------------------------------------------------------------------------------------------------------
12/31/93                        17.12        17.68         1.03           0.23             0.00           10.93
-----------------------------------------------------------------------------------------------------------------
12/31/92                        16.77        17.12         1.12           0.03             0.01            9.36
-----------------------------------------------------------------------------------------------------------------
12/31/91                        15.94        16.77         1.16           0.00             0.00           12.98
-----------------------------------------------------------------------------------------------------------------
12/31/90                        16.26        15.94         1.16           0.00             0.00            5.41
-----------------------------------------------------------------------------------------------------------------
12/31/89                        15.97        16.26         1.13           0.00             0.00            9.18
-----------------------------------------------------------------------------------------------------------------
12/31/88                        15.37        15.97         1.16           0.00             0.00           11.82
-----------------------------------------------------------------------------------------------------------------
12/31/87                        16.71        15.37         1.14           0.01             0.00           (1.09)
-----------------------------------------------------------------------------------------------------------------
12/31/86                        15.48        16.71         1.20           0.29             0.00           18.13
-----------------------------------------------------------------------------------------------------------------
Total                                                   $ 11.09          $0.66           $ 0.01
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE  --  CLASS B SHARES

                                Net Asset Value
                             ---------------------
                             Beginning       End        Income       Capital Gain        Return          Total
Year Ended                    of Year      of Year     Dividends     Distributions     of Capital      Returns(1)
-------------------------------------------------------------------------------------------------------------------
12/31/95                       $15.44      $ 17.05       $ 0.91         $ 0.00           $ 0.00           16.67%
-------------------------------------------------------------------------------------------------------------------
12/31/94                        17.68        15.44         0.90           0.10             0.00           (7.17)
-------------------------------------------------------------------------------------------------------------------
12/31/93                        17.12        17.68         0.95           0.23             0.00           10.33
-------------------------------------------------------------------------------------------------------------------
Inception*- 12/31/92            16.93        17.12         0.15           0.03             0.00            2.23`D'
-------------------------------------------------------------------------------------------------------------------
Total                                                    $ 2.91         $ 0.36           $ 0.00
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE  --  CLASS C SHARES

                                Net Asset Value
                             ---------------------
                             Beginning       End        Income       Capital Gain        Return          Total
Year Ended                    of Year      of Year     Dividends     Distributions     of Capital      Returns(1)
-------------------------------------------------------------------------------------------------------------------
12/31/95                      $ 15.44      $ 17.04       $0.90           $0.00           $ 0.00           16.59%
-------------------------------------------------------------------------------------------------------------------
Inception*- 12/31/94            15.19        15.44        0.12            0.10             0.00            3.08`D'
-------------------------------------------------------------------------------------------------------------------
Total                                                    $1.02           $0.10           $ 0.00
-------------------------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURN

                                                             Without Sales Charge(1)
                                                       -----------------------------------
                                                       Class A       Class B       Class C
-------------------------------------------------------------------------------------------
Year Ended 12/31/95                                     17.30%        16.67%        16.59%
-------------------------------------------------------------------------------------------
Five Years Ended 12/31/95                                8.46           N/A           N/A
-------------------------------------------------------------------------------------------
Ten Years Ended 12/31/95                                 8.48           N/A           N/A
-------------------------------------------------------------------------------------------
Inception* through 12/31/95                              9.32          6.56         17.50
-------------------------------------------------------------------------------------------

                                                              With Sales Charge(2)
                                                       -----------------------------------
                                                       Class A       Class B       Class C
-------------------------------------------------------------------------------------------
Year Ended 12/31/95                                     12.61%        12.17%        15.59%
-------------------------------------------------------------------------------------------
Five Years Ended 12/31/95                                7.58           N/A           N/A
-------------------------------------------------------------------------------------------
Ten Years Ended 12/31/95                                 8.04           N/A           N/A
-------------------------------------------------------------------------------------------
Inception* through 12/31/95                              8.94          6.00         17.50
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CUMULATIVE TOTAL RETURN

                                                             Without Sales Charge(1)
-------------------------------------------------------------------------------------------
Class A (12/31/85 through 12/31/95)                                  125.71%
-------------------------------------------------------------------------------------------
Class B (Inception* through 12/31/95)                                 22.15
-------------------------------------------------------------------------------------------
Class C (Inception* through 12/31/95)                                 20.17
-------------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ('CDSC') with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.00%; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

`D' Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B and C shares are January 23, 1984, November 6, 1992 and November 10, 1994, respectively.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 HISTORICAL PERFORMANCE (UNAUDITED)

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
               THE SMITH BARNEY NEW YORK MUNICIPALS FUND INC. VS.
                      LEHMAN MUNICIPAL BOND FUND INDEX AND
                   LIPPER NEW YORK MUNICIPAL FUND AVERAGE`D'
--------------------------------------------------------------------------------
                        December 1985  --  December 1995


                              [PERFORMANCE GRAPH]


                                                            SMITH BARNEY                            LIPPER NEW YORK
                                                              NEW YORK          LEHMAN MUNICIPAL    MUNICIPAL FUND
                        DATE                            MUNICIPALS FUND INC.    BOND FUND INDEX         AVERAGE
-----------------------------------------------------   --------------------    ----------------    ---------------

12/85                                                           9,597           10,000              10,000
12/86                                                          11,337           11,931              11,724
12/87                                                          11,214           12,111              11,530
12/88                                                          12,539           13,341              12,774
12/89                                                          13,689           14,781              13,967
12/90                                                          14,430           15,857              14,670
12/91                                                          16,302           17,782              16,619
12/92                                                          17,740           19,349              18,216
12/93                                                          19,777           21,726              20,522
12/94                                                          18,467           20,604              18,980
12/95                                                          21,469           24,200              22,147

`D' Hypothetical illustration of $10,000 invested in Class A shares on December
    31, 1985, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Lehman Municipal Bond Fund Index is a broad based, total return index comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January, 1984. The Lipper New York Municipal Fund Average is composed of the Fund's peer group of 102 mutual funds. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 PORTFOLIO HIGHLIGHTS (UNAUDITED)                              DECEMBER 31, 1995

INDUSTRY BREAKDOWN


                            [PIE CHART]
            Life Care Systems                     2.4%
            Water and Sewer                       3.4%
            Transportation                        4.9%
            Pollution Control Revenue             5.2%
            Utility                               5.7%
            Housing                              14.7%
            General Obligations                  15.3%
            Education                            19.0%
            Hospitals                            26.3%
            Other                                 0.8%
            Industrial Development Revenue        2.3%




SUMMARY OF INVESTMENTS BY COMBINED RATINGS

                                   STANDARD &       PERCENTAGE OF
      MOODY'S         AND/OR         POOR'S       TOTAL INVESTMENTS
-------------------------------------------------------------------
        Aaa                            AAA               28.9%
         Aa                            AA                19.0
         A                              A                17.3
        Baa                            BBB               29.5
         Ba                            BB                 2.8
         B                              B                 0.2
         NR                            NR                 2.3
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES  --  100%
EDUCATION  --  19.0%
$1,000,000     AAA     New York City Industrial Development Agency,
                         Civil Facilites Revenue, (New School for
                         Social Research Project), MBIA-Insured,
                         Series A, 6.200% due 9/1/14                    $  1,071,250
                       New York State Dormitory Authority, Revenue
                         Bonds:
                         City University:
 2,000,000     Baa1*       7.625% due 7/1/14                               2,212,500
 4,250,000     AAA         AMBAC-Insured, 6.300% due 7/1/24                4,552,812
 2,500,000     Baa1*       Series A, 7.500% due 7/1/06                     2,596,825
 7,000,000     Baa1*       Series B, 6.000% due 7/1/14                     7,236,250
 3,000,000     BBB         Series C, 8.200% due 7/1/14                     3,117,990
 1,250,000     Baa1*       Series U, 6.250% due 7/1/02                     1,350,000
 3,000,000     AAA         Series 2, MBIA-Insured, Third Generation,
                             7.150% due 8/1/14                             3,397,500
 2,855,000     AAA       Comsewgue Public Library, MBIA-Insured,
                           6.000% due 7/1/15                               3,004,888
 3,000,000     AAA       Cooper Union, FSA-Insured, 7.200% due 7/1/20      3,375,000
                         Cornell University, Series A:
 2,000,000     AA          7.375% due 7/1/20                               2,267,500
 1,000,000     AA          7.375% due 7/1/30                               1,133,750
 1,230,000     AAA       Crouse Community Center, FHA-Insured,
                           7.500% due 8/1/29                               1,380,675
 2,000,000     AAA       Culinary Institute of America, CONNIE
                           LEE-Insured,
                           6.000% due 7/1/22                               2,065,000
                         Department of Health, State of New York
                           Issue:
   200,000     Baa1*       7.250% due 7/1/02                                 223,250
 3,150,000     Baa1*       5.500% due 7/1/20                               3,043,688
 4,500,000     Baa1*     Educational Revenue Bonds, 6.250% due
                           5/15/14                                         4,685,625
 3,500,000     AAA       Episcopal Health, FHA-Insured, 5.900% due
                         8/1/20                                            3,556,875
                         Genessee Valley, FHA-Insured:
 1,000,000     AA          Series A, 6.900% due 2/1/32                     1,087,500
   685,000     AA          Series B, 6.850% due 8/1/16                       757,781
 1,600,000     A         Irving Medical Hospital, HIBI-Insured,
                           10.500% due 7/1/17                              1,665,264
 2,405,000     AAA       Jewish Geriatric Center, FHA-Insured,
                           7.150% due 8/1/14                               2,750,719

                         SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               9

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
EDUCATION  --  19.0% (CONTINUED)
$2,000,000     AAA       Long Island Medical Center, Series A,
                           FHA-Insured, 7.750% due 8/15/27              $  2,175,000
 2,700,000     AA        Manhattan College, 6.500% due 7/1/19              2,851,875
   470,000     BBB+      Manhattan Eye, Ear & Throat Hospital,
                           11.500% due 7/1/09                                470,070
 1,500,000     AA        New Hope Community, FHA-Insured,
                           5.700% due 7/1/17                               1,516,875
                         New York Medical College:
   220,000     AA          6.700% due 7/1/01                                 244,750
 1,155,000     NR          7.250% due 10/1/30                              1,238,737
 6,000,000     AAA       Revenue Department, Series A, 6.250% due
                         7/1/24                                            6,187,500
 5,000,000     Baa1*     State of New York Issue, Series 1991,
                           7.750% due 7/1/21                               5,687,500
                         State University Educational Facility,
                           Series A:
11,620,000     Baa1*       6.375% due 5/15/14                             12,244,575
 7,500,000     Baa1*       5.875% due 5/15/17                              7,725,000
 4,000,000     Baa1*       6.000% due 5/15/22                              4,040,000
 2,450,000     AAA       St. Vincent's Hospital & Medical Center,
                           FHA-Insured, 7.400% due 8/1/30                  2,719,500
 7,370,000     A+        University of Rochester, Series A, 6.500%
                           due 7/1/19                                      8,088,575
                         Upstate Community College, Series A:
 8,550,000     Baa1*       5.700% due 7/1/21                               8,550,000
 2,000,000     AAA         CONNIE LEE-Insured, 5.750% due 7/1/22           2,032,500
   285,000     Baa1*       Series B, 7.100% due 7/1/01                       317,419
 1,650,000     AAA     New York State Urban Development, Higher
                         Education Applied Technology, Series 94,
                         MBIA-Insured, 5.625% due 4/1/14                   1,691,250
------------------------------------------------------------------------------------
                                                                         124,313,768
------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 15.3%
 4,850,000     AA      Battery Park City Authority Housing Revenue,
                         Junior Note, 5.800% due 11/1/22                   4,916,687
   500,000     AAA     Buffalo Refunding Bonds, FGIC-Insured,
                         6.250% due 2/1/16                                   525,625
   700,000     AAA     Central Square Central School District,
                         FGIC-Insured, 6.500% due 6/15/00                    770,875
 1,350,000     A       Commonwealth of Puerto Rico GO, 8.000% due
                         7/1/08                                            1,490,063

                      SEE NOTES TO FINANCIAL STATEMENTS.
10

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION -- 15.3% (CONTINUED)
                       Green Island GO:
$  100,000     Baa*      9.375% due 11/1/01                             $    120,125
   125,000     Baa*      9.375% due 11/1/02                                  152,969
                       Lockport Town Refunding Bonds, MBIA-Insured:
   435,000     AAA       5.400% due 3/1/12                                   440,981
   430,000     AAA       5.400% due 3/1/13                                   434,837
   425,000     AAA       5.400% due 3/1/14                                   428,187
   415,000     AAA       5.400% due 3/1/15                                   416,556
                       New Rochelle GO, MBIA-Insured:
 1,250,000     AAA       Series B, 6.200% due 8/15/20                      1,348,437
   450,000     AAA       Series C, 6.250% due 3/15/20                        473,625
                       New York City Refunding Bonds:
 4,000,000     AAA       MBIA-Insured, 6.950% due 8/1/12                   4,555,000
 3,000,000     AAA       Series B, FSA-Insured, 5.850% due 10/1/07         3,213,750
                         Series C:
 4,000,000     Baa1*       6.500% due 8/1/07                               4,170,000
 5,000,000     AAA         6.660% due 8/1/09                               5,343,750
   255,000     AAA       Series D, BIG-Insured, 8.000% due 8/1/04            274,762
                         Series F:
 2,500,000     Baa1*       6.125% due 2/1/25                               2,506,250
 1,600,000     Baa1*       6.625% due 2/15/25                              1,670,000
 5,500,000     Baa1*     Series H, 7.000% due 2/1/21                       5,885,000
                         Series I, AMBAC-Insured:
 1,850,000     AAA         7.250% due 8/15/14                              2,014,188
   555,000     BBB+        7.250% due 8/15/15                                609,113
                         Series I, AMBAC-Insured, Escrowed to
                           Maturity with U.S. Government Securities:
 3,150,000     AAA           7.250% due 8/15/14(a)                         3,850,875
   945,000     AAA           7.250% due 8/15/15(a)                         1,045,406
 2,400,000     BBB+    New York City GO, 5.000% due 2/1/25(b)              2,400,000
                       New York State GO:
 6,485,000     A*        7.000% due 11/15/02                               7,376,688
 1,000,000     A*        12.000% due 11/15/03                              1,471,250
 2,750,000     A*        9.875% due 11/15/05                               3,825,938
 3,620,000     A*        9.875% due 10/1/15                                3,710,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              11

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION -- 15.3% (CONTINUED)
$14,345,000    A       New York State Local Government Assistance
                         Corporation, Series A, 6.875% due 4/1/19       $ 16,030,538
 1,100,000     Baa1*   New York State Urban Development, Correctional
                         Facilities Revenue Bonds, Series A, 5.500%
                         due 1/1/15                                        1,062,875
   860,000     A-      Puerto Rico Municipal Finance Agency, Series
                         A,
                         8.250% due 7/1/08                                   947,075
   915,000     BBB     State of New York COP, (Hanson Redevelopment
                         Project), 8.375% due 5/1/08                       1,087,706
                       United Nations Development Corporation Revenue
                         Bonds, Senior Lien, Series A:
 1,490,000     A*          6.000% due 7/1/07                               1,596,163
 1,170,000     A*          6.000% due 7/1/12                               1,234,350
 9,500,000     A*          6.000% due 7/1/26                               9,927,500
 2,000,000     AAA     Yonkers GO, Series C, FGIC-Insured, 5.500% due
                         9/1/09                                            2,067,500
------------------------------------------------------------------------------------
                                                                          99,395,144
------------------------------------------------------------------------------------
HOSPITALS -- 26.3%
 7,615,000     Baa*    New York City Local Government Revenue, Health
                         & Hospital Corporation, Series A, 6.300% due
                         2/15/20                                           7,710,187
 3,000,000     AA      New York State Dormitory Authority, St. Lukes
                         Home, 6.375% due 8/1/35                           3,120,000
                       New York State Medical Care Facilities Finance
                         Agency Revenue Bonds:
 5,075,000     BBB+        8.875% due 8/15/07                              5,538,094
 4,720,000     BBB+        6.500% due 8/15/12                              5,003,200
                           AMBAC/FHA-Insured:
 8,500,000     AAA           6.800% due 8/15/24                            9,509,375
 7,600,000     AAA           6.500% due 8/15/29                            8,255,500
 2,500,000     AAA           6.900% due 8/15/34                            2,778,125
14,450,000     AAA         FHA-Insured, 6.200% due 2/15/28                15,064,125
 3,000,000     AAA         Beth Israel Medical Center, Series A,
                             MBIA-Insured, 7.500% due 11/1/10              3,393,750
 4,000,000     BBB         Bronxdale Hospital Medical, 6.800% due
                             8/15/12                                       4,265,000
 2,500,000     BBB         Central Suffolk Hospital Project, Series
                             A,
                             6.125% due 11/1/16                            2,509,375
                           Hospital & Nursing Home, FHA-Insured,
                             Series A:
   175,000     AA            6.100% due 2/15/02                              185,937

                      SEE NOTES TO FINANCIAL STATEMENTS.
12

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
HOSPITALS -- 26.3% (CONTINUED)
$  805,000     AA            8.750% due 2/15/15                         $    817,268
11,805,000     AA            6.200% due 2/15/21                           12,380,494
 6,000,000     AA            8.000% due 2/15/27                            6,495,000
 7,965,000     AAA           8.000% due 2/15/28                            8,861,062
 4,100,000     AA            7.450% due 8/15/31                            4,515,125
 3,000,000     AA            6.375% due 8/15/33                            3,105,000
                           Long Term Healthcare, CGIC-Insured:
 1,860,000     AAA           Series B, 6.450% due 11/1/14                  1,990,200
   140,000     AAA           Series C, 6.400% due 11/1/14                    149,450
 4,615,000     BBB+        Mental Health Service Facilities, Series
                             F,
                             6.500% due 2/15/19                            4,857,288
 5,300,000     AA          Methodist Hospital, FHA-Insured, 6.700%
                             due 8/15/23                                   5,717,375
 4,000,000     AA          Mortgage Project, Series A, FHA-Insured,
                             6.375% due 8/15/24                            4,210,000
                           Second Mortgage Healthcare Project,
 1,000,000     AA            6.375% due 11/15/19                           1,050,000
 5,000,000     BBB         Secured Hospital Revenue Bonds, Series
                             91-A,
                             7.400% due 8/15/21                            5,418,750
                           Series A:
 1,185,000     BBB+          7.700% due 2/15/18                            1,275,356
 1,840,000     BBB+          7.750% due 2/15/20                            2,070,000
 6,000,000     AA            SONYMA-Insured, 5.850% due 2/15/33            6,075,000
 3,500,000     AA          Series B, FHA-Insured, 6.100% due 2/15/15       3,640,000
 2,500,000     AA          Series C, FHA-Insured, 6.650% due 8/15/32       2,662,500
                           Series D, FHA-Insured:
 5,000,000     AA            5.950% due 8/15/09                            5,250,000
   495,000     AAA           6.375% due 8/15/29                              514,800
 8,300,000     AAA           6.450% due 2/15/32                            8,766,875
 1,220,000     AA+           6.200% due 2/15/35                            1,277,950
 1,640,000     AAA         St. Mary's Hospital Project, Series A,
                             AMBAC-Insured, 6.200% due 11/1/14             1,752,750
                       Newark-Wayne Community Hospital Inc., Hospital
                         Revenue:
 2,890,000     NR          Series A, 7.600% due 9/1/15                     2,886,388
 2,400,000     AAA         Series B, FHA-Insured, 5.875% due 1/15/33       2,436,000

                          SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              13

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
HOSPITALS -- 26.3% (CONTINUED)
$4,700,000     BBB     New York Downtown Hospital, Series A,
                         6.800% due 2/15/20                             $  4,987,875
   720,000     A       Valley Health Development Corporation Revenue
                         Bonds, FHA-Insured, Mortgage Loan, 11.300%
                         due 2/1/23                                          899,100
------------------------------------------------------------------------------------
                                                                         171,394,274
------------------------------------------------------------------------------------
HOUSING -- 14.7%
                       Battery Park City Authority, Housing Revenue:
    35,000     NR        FHA-Insured, 8.625% due 6/1/23                       44,887
 5,000,000     AAA       Mortgage Loan, FHA-Insured, Series A,
                           5.750% due 6/1/23                               4,999,750
 5,000,000     AA        Senior Note, 5.700% due 11/1/20                   5,006,250
 6,470,000     BBB     Commonwealth of Puerto Rico, Urban Renewal
                         & Housing Corporation Revenue Bonds,
                         7.875% due 10/1/04                                7,262,575
                       New York City Housing Development Corporation,
                         Multi-Family Housing, Pass-Through
                         Certificates:
 1,972,587     AAA         AMBAC-Insured, 6.500% due 12/20/01              2,014,504
 1,627,805     AAA         Cadman Project, 6.500% due 2/15/18              1,701,056
                           FHA-Insured:
 5,000,000     AAA           7.350% due 6/1/19                             5,400,000
 4,000,000     AA            6.600% due 4/1/30                             4,165,000
 1,033,328     NR          Heywood Project, 6.500% due 10/15/17            1,078,537
 1,319,095     AAA         Kelly Project, 6.500% due 2/15/18               1,378,454
 1,695,808     AAA         Riverside Project, 6.500% due 11/15/18          1,786,958
 7,650,000     AA          Series B, FHA-Insured, 5.3850% due 5/1/26       7,697,812
                       New York State Housing Corporation,
                         Mortgage Revenue Bonds:
10,200,000     AA          Battery Park City Refunding, Sr. Note,
                             5.500% due 11/1/20                           10,047,000
 1,820,000     NR          Lincoln Towers Project, Housing and Urban
                             Development -- Section 8,
                             11.250% due 1/1/15                            1,914,422
                       New York State Housing Finance Agency:
                         Multi-Family Housing, FHA-Insured:
 2,000,000     AA          6.200% due 8/15/15(c)                           2,080,000
 2,905,000     AA          Series A, 10.000% due 11/15/25                  2,984,597

                      SEE NOTES TO FINANCIAL STATEMENTS.
14

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
HOUSING -- 14.7% (CONTINUED)
$1,500,000     AAA         Series C, 6.500% due 8/15/24                 $  1,584,375
                         Second Mortgage Project, Multi-Family
                           Housing, SONYMA-Insured:
 1,750,000     AA            Series C, 6.600% due 8/15/27                  1,855,000
 1,250,000     Aa*           Series D, 6.250% due 8/15/23                  1,298,437
                         Service Contract Obligations Revenue Bonds:
10,500,000     Baa1*       Series C, 6.125% due 3/15/20                   10,657,500
 5,555,000     Baa1*       Series D, 5.6255 due 9/15/13                    5,443,900
                       New York State Mortgage Agency Revenue:
 2,625,000     AA        Series 37-A, 6.375% due 10/1/14                   2,752,969
 1,000,000     AA        Series 41-A, 6.450% due 10/1/14                   1,056,250
 4,000,000     AA        Series 42, FHA-Insured, 6.650% due 4/1/26(c)      4,210,000
 4,250,000     AA        Series 48, 6.100% due 4/1/25(c)                   4,292,500
 1,345,000     AA        9th Series A, 7.300% due 4/1/17(c)                1,380,306
 1,015,000     AA        Series GG, Homeowner Mortgage, 8.125% due
                           4/1/20(c)                                       1,070,825
   285,000     A       White Plains, Battle Hill Housing Development
                         Corporation, Housing Revenue Bonds, Section
                         8,
                         FHA-Insured, 9.875% due 4/1/25                      290,663
------------------------------------------------------------------------------------
                                                                          95,454,527
------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE -- 2.3%
 3,795,000     D       Babylon Industrial Development Agency,
                         Recycling Facilities Revenue, Babylon
                         Recycling Center, Inc. Series A, 8.875% due
                         3/1/11(d)                                         1,518,000
   250,000     Baa1*   Chautauqua County Industrial Development
                         Agency, Industrial Development Revenue
                         Bonds, (Ralston Purina Company Project),
                         9.800% due 2/1/01                                   251,130
 4,000,000     A-      Hempstead Town Industrial Development Agency,
                         Resource Recovery Revenue Bonds, American
                         Fuel Company, 7.400% due 12/1/10                  4,171,720
                       Monroe County, Industrial Development Agency,
                         Revenue Bonds Civil Facility, Series A:
 2,700,000     A           Al Sigl Center, 8.000% due 12/15/03             2,841,939
   990,000     B1*         Genesee Hospital, 6.500% due 11/1/66            1,012,275
 2,250,000     AA      New York City Industrial Development Agency:
                         Civil Facility Refunding Bond, (The
                         Lighthouse Inc. Project), 6.500% due 7/1/22       2,418,750

                      SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              15

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE -- 2.3% (CONTINUED)
$  500,000     AAA     Syracuse GO, Industrial Development Agency,
                         James Square Association, FHA-Insured,
                         7.000% due 8/1/25                              $    541,875
 2,500,000     B*      Warren & Washington Counties, Industrial
                         Development Agency, Resource Recovery,
                         Revenue Bonds, Series A, 7.900% due 12/15/07      2,596,875
------------------------------------------------------------------------------------
                                                                          15,352,564
------------------------------------------------------------------------------------
LIFE CARE SYSTEMS -- 2.4%
                       New York State Dormitory Authority, Revenue
                         Bonds,
                         FHA-Insured:
 1,350,000     AAA         Heritage House Nursing Center, 7.000% due
                             8/1/31                                        1,510,312
 2,450,000     AA-         Iroquois Nursing, 7.050% due 2/1/31             2,691,938
 4,800,000     AAA         New York Catholic, 5.875% due 2/1/33            4,932,000
 3,150,000     AA          Wartburg Home Project, 5.800% due 2/1/28        3,185,438
 1,185,000     BBB     New York State Medical Care Facilities,
                         Finance Agency Revenue Bonds, Arden Hill,
                         9.500% due 1/15/24                                1,186,683
 2,160,000     A       Oneida-Hekimer Solid Waste Management
                         Authority, Solid Waste System Revenue Bonds,
                         FHA-Insured,
                         7.200% due 8/1/31                                 2,316,600
------------------------------------------------------------------------------------
                                                                          15,822,971
------------------------------------------------------------------------------------
MISCELLANEOUS -- 0.8%
 2,250,000     AAA     New York State Dormitory Authority Revenue
                         Bonds, Leake & Watts Services Inc.,
                         MBIA-Insured,
                         6.000% due 7/1/14                                 2,376,563
                       New York State Municipal Bond Bank Agency,
                         Series A, Special Revenue Program:
 1,000,000     BBB+        Buffalo, 6.875% due 3/15/06                     1,100,000
 1,500,000     A+          Rochester, 6.750% due 3/15/11                   1,638,750
------------------------------------------------------------------------------------
                                                                           5,115,313
------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE -- 5.2%
 3,500,000     AAA     Dutchess County Resource Recovery Agency,
                         Revenue Bonds, Solid Waste Management,
                         Series A,
                         FGIC-Insured, 7.500% due 1/1/09                   3,889,375
                       New York State Energy, Research & Development
                         Authority:
 1,000,000     A-          Central Hudson Gas & Electric Company,
                             Series C, 8.375% due 12/1/28(c)               1,120,000

                      SEE NOTES TO FINANCIAL STATEMENTS.
16

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE -- 5.2% (CONTINUED)
$3,000,000     AAA         MBIA-Insured, 6.150% due 7/1/26(c)           $  3,138,750
                       New York State Environmental Facilities
                         Corporation, PCR, State Water Revolving
                         Fund, Series A:
 8,250,000     AA          7.250% due 6/15/10                              9,466,875
 1,950,000     AA          7.500% due 6/15/12                              2,220,562
 5,765,000     Baa1*       Resource Bond Recover Revenue Bonds
                             (Huntington Project), 7.375% due
                             10/1/99(c)                                    6,168,550
 3,000,000     BBB         Solid Waste Disposal Revenue, Occidental
                             Petroleum Corporation, 5.700% due
                             9/1/28(c)                                     2,898,750
 2,200,000     BBB     Oneida-Herkimer Solid Waste Management
                         Authority, Solid Waste System, Revenue
                         Bonds,
                         6.750% due 4/1/14                                 2,304,500
                       Puerto Rico Industrial, Medical & Enviromental
                         Pollution Control Facilities Finance
                         Authority, Revenue Bonds, Series A:
 2,085,000     Baa1*       American Airlines, 8.750% due 12/1/25           2,164,668
   535,000     A-          St. Lukes Hospital Project, 6.100% due
                             6/1/01                                          563,088
------------------------------------------------------------------------------------
                                                                          33,935,118
------------------------------------------------------------------------------------
TRANSPORTATION -- 4.9%
                       Metropolitan Transportation Authority Transit
                         Facilities Revenue:
 3,555,000     BBB+        Commuter Facilities Revenue, Series A,
                             6.500% due 7/1/24                             3,750,525
   100,000     AAA         New York Special Obligation Bonds,
                             MBIA-Insured, 6.600% due 1/1/99                 107,000
                       Service Contract:
 5,440,000     Baa1*       Series N, 7.125% due 7/1/09                     6,086,000
 4,800,000     Baa1*       Series 5, 6.500% due 7/1/09                     5,034,000
 1,250,000     AAA     Monroe County Airport Authority, Airport
                         Revenue, Greater Rochester International
                         Airport, MBIA-Insured,
                         7.250% due 1/1/19(c)                              1,376,562

                      SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              17

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.9% (CONTINUED)
                       New York State, Highway Authority, Emergency
                         Services, Construction and Reconstruction,
                         Series A, FSA-Insured:
$4,230,000     AAA         6.600% due 3/1/01                            $  4,690,013
 2,450,000     BBB         5.875% due 4/1/14                               2,477,562
 8,000,000     BB      Port Authority of New York & New Jersey, Delta
                         Airlines, Series 1R, 6.950% due 6/1/08            8,710,000
------------------------------------------------------------------------------------
                                                                          32,231,662
------------------------------------------------------------------------------------
UTILITY -- 5.7%
   500,000     BBB     Guam Power Authority Revenue, Series A,
                         6.300% due 10/1/22                                  506,875
                       New York State Energy, Research & Development
                         Authority, Electric Facilities Revenue
                         Bonds:
                           Consolidated Edison Company Project,
                             Series A:
 3,500,000     A+            6.100% due 8/15/20                            3,635,625
 2,250,000     A+            7.125% due 3/15/22(c)                         2,356,875
 4,750,000     A+            7.125% due 12/1/29(c)                         5,355,625
                           Long Island Lighting Company Project:
 4,900,000     BB+           Series A, 7.150% due 12/1/20                  5,053,125
 3,000,000     BB+           Series B, 7.150% due 2/1/22                   3,093,750
 1,000,000     BB+           Series D, 6.900% due 8/1/22                   1,016,250
                           New York Electric & Gas Company:
 1,500,000     Baa2*         Corning National Gas Corporation, Series
                                A,
                                8.250% due 12/1/18                         1,681,875
 3,000,000     BBB           MBIA-Insured, 5.950% due 12/1/27              3,018,750
 2,660,000     AAA           Rochester Gas & Electric Company,
                                FSA-Insured, 8.375% due 12/1/28            3,015,775
                           Pollution Control Revenue Bonds, Brooklyn
                             Union Gas Company:
 3,000,000     A                6.952% due 7/1/26                          3,348,750
 5,000,000     A                Series 1, 7.125% due 12/1/20               5,218,600
------------------------------------------------------------------------------------
                                                                          37,301,875
------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
18

Smith Barney New York Municipals Fund Inc.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1995

   FACE
  AMOUNT      RATING                      SECURITY                         VALUE
--------------------------------------------------------------------------------
WATER AND SEWER -- 3.4%
$1,495,000     AAA     Commonwealth of Puerto Rico, Aquaduct and
                         Sewer Authority Revenue Bonds (Escrowed to
                         Maturity with U.S. Government Securities),
                         10.250% due 7/1/09(a)                          $  2,128,506
                       Buffalo Municipal Water Finance Authority,
                         Water Systems Revenue:
 1,300,000     AAA         FSA-Insured, 5.750% due 7/1/19                  1,329,250
 1,000,000     AAA         MBIA-Insured, 5.750% due 7/1/19                 1,030,000
 2,150,000     AAA     Monroe County Water Authority Revenue,
                         AMBAC-Insured, 7.000% due 8/1/19                  2,391,875
                       New York City Municipal Water Finance
                         Authority, Water & Sewer System Revenue:
 3,270,000     AAA         Series A, FSA-Insured, 7.000% due 6/15/15       3,654,225
 2,390,000     A           Series B, 6.375% due 6/15/22                    2,512,488
 8,600,000     A*          Series F, 6.000% due 6/15/17                    8,858,000
------------------------------------------------------------------------------------
                                                                          21,904,344
------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS  --  100%
                       (Cost  --  $611,569,300)(e)                      $652,221,560
------------------------------------------------------------------------------------

(a) Pre-Refunded bonds escrowed by U.S. Government Securities and bonds escrowed to maturity by U.S. Government Securities are considered by Manager to be triple-A rated even if issuer has not applied for new ratings.

(b) Variable rate obligation payable at par on demand.

(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(d) Security is in default and has been valued by the Fund's Board of Directors (See Note 6).

(e) Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 20 and 21 for definitions of ratings and certain security descriptions.

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 BOND RATINGS

All ratings are by Standard & Poor's Corporation ('Standard & Poor's'), except those identified by an asterisk (*) are rated by Moody's Investors Services ('Moody's'). The definitions of the applicable rating symbols are set forth below:

Standard &  Poor's   --   Ratings from  'AA' to  'BBB' may  be modified  by  the
addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                    --  Bonds rated 'AAA' have the highest  rating assigned by Standard &  Poor's.
                           Capacity to pay interest and repay principal is extremely strong.
AA                     --  Bonds  rated 'AA' have  a very strong  capacity to pay  interest and repay principal and differs from the highest rated issue only in a small degree.
A                      --  Bonds rated 'A' have a strong capacity to pay interest and repay principal although they  are somewhat  more susceptible  to the  adverse effects  of changes in circumstances and economic conditions than debt in higher rated categories.
BBB                    --  Bonds  rated  'BBB' are  regarded as  having an  adequate capacity  to pay interest and  repay  principal.  Whereas they  normally  exhibit  adequate
                           protection   parameters,   adverse   economic   conditions   or   changing
                           circumstances are  more likely  to  lead to  a  weakened capacity  to  pay interest  and repay  principal for  debt in  this category  than in higher rated categories.
BB                     --  Bonds rated 'BB' have less  near-term vulnerability to default than  other speculative  issues.  However, they  face  major ongoing  uncertainties of exposure to  adverse business,  financial,  or economic  conditions  which could  lead to inadequate  capacity to meet  timely interest and principal payments.
B                      --  Bonds rated 'B' have a greater vulnerability to default but currently have the capacity to  meet interest  payments and  principal payments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness  to pay interest and repay  principal. The 'B' rating category is also used  for debt  subordinated to senior  debt that  is assigned  an actual or implied 'BB' or 'BB - ' rating.
D                      --  Bonds  rated 'D' are in default,  and payment of interest and/or repayment of principal is in arrears.
Moody's                --  Numerical modifiers 1, 2 and 3 may be applied to each generic rating  from
                           'Aa'  to 'Baa,' where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa                    --  Bonds that are  rated 'Aaa' are  judged to  be of the  best quality.  They carry the smallest degree of investment risk and are generally referred to as  'gilt  edge.' Interest  payments are  protected  by a  large or  by an exceptionally stable margin  and principal  is secure.  While the  various protective  elements  are  likely  to  change,  such  changes  as  can  be visualized are most unlikely to  impair the fundamentally strong  position of such issues.
Aa                     --  Bonds  that  are  rated 'Aa'  are  judged to  be  of high  quality  by all standards. Together with the 'Aaa' group they comprise what are  generally known  as  high grade  bonds. They  are  rated lower  than the  best bonds because margins of  protection may not  be as large  in Aaa securities  or fluctuation  of protective elements  may be of  greater amplitude or there may be other  elements present  which make the  long -  term risks  appear somewhat larger than in Aaa securities.
A                      --  Bonds  that are rated 'A' possess many favorable investment attributes and are to be  considered as  upper medium grade  obligations. Factors  giving security  to principal and  interest are considered  adequate but elements may be present which suggest a  susceptibility to impairment some time  in the future.
Baa                    --  Bonds  that are  rated 'Baa' are  considered as  medium grade obligations,
                           i.e., they  are  neither highly  protected  nor poorly  secured.  Interest payments  and  principal  security  appear adequate  for  the  present but certain protective elements  may be lacking  or may be  characteristically unreliable  over any  great length  of time.  Such bonds  lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR                     --  Indicates that the bond is not rated by Standard & Poor's or Moody's.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 SHORT-TERM SECURITIES RATINGS

SP-1                  --  Standard & Poor's highest rating indicating very strong or strong  capacity
                          to   pay  principal  and  interest;  those  issues  determined  to  possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1                   --  Standard  &  Poor's  highest  commercial  paper  and  variable-rate  demand obligation  (VRDO) rating  indicating that  the degree  of safety regarding timely  payment  is  either  overwhelming  or  very  strong;  those  issues determined  to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1                --  Moody's highest rating for issues having a demand feature  --  VRDO.
P-1                   --  Moody's highest  rating for  commercial paper  and for  VRDO prior  to  the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
 SECURITY DESCRIPTIONS

ABAG                      --  Association of Bay Area
                              Governors
AIG                       --  American International
                              Guaranty
AMBAC                     --  American Municipal Bond
                              Assurance Corporation
BAN                       --  Bond Anticipation Notes
BIG                       --  Bond Investors Guaranty
CGIC                      --  Capital Guaranty Insurance
                              Company
CONNIE LEE                --  College Construction Loan
                              Insurance Association
COP                       --  Certificate of Participation
EDA                       --  Economic Development
                              Authority
ETM                       --  Escrowed To Maturity
FLAIRS                    --  Floating Adjustable Interest
                              Rate Securities
FGIC                      --  Financial Guaranty Insurance
                              Company
FHA                       --  Federal Housing
                              Administration
FHLMC                     --  Federal Home Loan Mortgage
                              Corporation
FNMA                      --  Federal National Mortgage
                              Association
FRTC                      --  Floating Rate Trust
                              Certificates
FSA                       --  Federal Savings Association
GIC                       --  Guaranteed Investment
                              Contract
GNMA                      --  Government National Mortgage
                              Association
GO                        --  General Obligation
HDC                       --  Housing Development
                              Corporation
HFA                       --  Housing Finance Authority
HIBI                      --  Housing Investors Bond
                              Insurance
IDA                       --  Industrial Development
                              Authority
IDB                       --  Industrial Development Board
IDR                       --  Industrial Development
                              Revenue
ISD                       --  Independent School District
LOC                       --  Letter of Credit
MBIA                      --  Municipal Bond Investors
                              Assurance Corporation
MVRICS                    --  Municipal Variable Rate
                              lnverse
                              Coupon Security
PCR                       --  Pollution Control Revenue
PSF                       --  Permanent School Fund
RAN                       --  Revenue Anticipation Notes
RIBS                      --  Residual Interest Bonds
RITES                     --  Residual Interest Tax-Exempt
                              Securities
TAN                       --  Tax Anticipation Notes
TECP                      --  Tax-Exempt Commercial Paper
TOB                       --  Tender Option Bonds
TRAN                      --  Tax and Revenue Anticipation
                              Notes
SONYMA                    --  State of New York
                              Mortgage Authority
SYCC                      --  Structured Yield Curve
                              Certificate
VA                        --  Veterans Administration
VRDD                      --  Variable Rate Daily Demand
VRWE                      --  Variable Rate Wednesday
                              Demand

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995

ASSETS:
   Investments, at value (Cost  -- $611,569,300)                         $652,221,560
   Interest receivable                                                     12,894,434
   Receivable for securities sold                                              50,000
-------------------------------------------------------------------------------------
   TOTAL ASSETS                                                           665,165,994
-------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                         2,435,375
   Dividends payable                                                        1,141,165
   Investment advisory fees payable                                           168,341
   Distribution fees payable                                                  155,736
   Payable for Fund shares purchased                                          128,290
   Administration fees payable                                                112,227
   Payable to bank                                                             31,373
   Accrued expenses and other liabilities                                     215,472
-------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        4,387,979
-------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                         $660,778,015
-------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                           $    387,587
   Capital paid in excess of par value                                    625,981,340
   Accumulated net realized loss on security transactions                  (6,243,172)
   Net unrealized appreciation of investments                              40,652,260
-------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                         $660,778,015
-------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A                                                                 28,879,919
-------------------------------------------------------------------------------------
   Class B                                                                  9,833,449
-------------------------------------------------------------------------------------
   Class C                                                                     45,371
-------------------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                              $17.05
-------------------------------------------------------------------------------------
   Class B *                                                                   $17.05
-------------------------------------------------------------------------------------
   Class C **                                                                  $17.04
-------------------------------------------------------------------------------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 4.17% of net asset value per share)                   $17.76
-------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 3).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      SEE NOTES TO FINANCIAL STATEMENTS.
22

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
   Interest                                                              $ 42,680,398
-------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                        2,218,264
   Distribution fees (Note 2)                                               1,814,039
   Administration fees (Note 2)                                             1,282,479
   Shareholder and system servicing fees                                      210,099
   Custody                                                                     94,452
   Audit and legal                                                             84,255
   Shareholder communications                                                  60,000
   Pricing service fees                                                        45,000
   Registration fees                                                           40,000
   Directors' fees                                                             38,000
   Other                                                                       56,134
-------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                           5,942,722
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      36,737,676
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 5):
   Realized Loss From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                                 149,271,906
      Cost of securities sold                                             150,790,905
-------------------------------------------------------------------------------------
   NET REALIZED LOSS                                                       (1,518,999)
-------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation) of
   Investments:
      Beginning of year                                                   (26,526,050)
      End of year                                                          40,652,260
-------------------------------------------------------------------------------------
   INCREASE IN NET UNREALIZED APPRECIATION                                 67,178,310
-------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                    65,659,311
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $102,396,987
-------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              23

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,

                                                          1995               1994
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                               $ 36,737,676       $ 38,916,928
  Net realized loss                                     (1,518,999)        (4,724,173)
  Increase (decrease) in net unrealized
    appreciation                                        67,178,310        (82,527,978)
-------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    102,396,987        (48,335,223)
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                (36,737,676)       (38,916,928)
  Overdistribution of net investment income             (1,549,658)          (850,030)
  Net realized gains                                            --         (3,941,996)
-------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                      (38,287,334)       (43,708,954)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                      31,483,209        108,275,155
  Net asset value of shares issued for reinvestment
    of dividends                                        24,171,005         28,726,429
  Cost of shares reacquired                            (76,919,050)      (139,315,884)
-------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                            (21,264,836)        (2,314,300)
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       42,844,817        (94,358,477)
NET ASSETS:
  Beginning of year                                    617,933,198        712,291,675
-------------------------------------------------------------------------------------
  END OF YEAR*                                        $660,778,015       $617,933,198
-------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:           --         $ (850,030)
-------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
24

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

    1. SIGNIFICANT ACCOUNTING POLICIES

    Smith Barney New York Municipals Fund Inc. ('Fund'), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

    The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices by an independent pricing service; (c) short-term securities and securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates market value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $2,399,688 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (i) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
       AND OTHER TRANSACTIONS

    Smith Barney Mutual Funds Management Inc. ('SBMFM'), a subsidiary of Smith Barney Holdings Inc. ('SBH'), acts as investment adviser to the Fund. Effective November 17, 1995, the investment advisory fee declined from 0.35% to 0.30%. This fee is calculated at an annual rate based on the Fund's average daily net assets and is paid by the Fund to SBMFM. This fee is calculated daily and paid monthly.

    SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

    In addition, The Boston Company Advisors, Inc. ('Boston Advisors'), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 7, 1995, this relationship was terminated.

    Smith Barney Inc. ('SB'), another subsidiary of SBH, acts as distributor of the Fund's shares. For the year ended December 31, 1995, SB received sales charges of approximately $240,000 on sales of the Fund's Class A shares.

    There is a contingent deferred sales charge ('CDSC') of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1995, CDSCs paid to SB were approximately:

                                                              CLASS B        CLASS C
-------------------------------------------------------------------------------------
  CDSCs                                                       $402,000       $1,000
-------------------------------------------------------------------------------------

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets for each class. For the year ended December 31, 1995, total Distribution Plan fees incurred were:

                                               CLASS A         CLASS B         CLASS C
-------------------------------------------------------------------------------------
  Distribution Plan Fees                       $737,206       $1,072,070       $4,763
-------------------------------------------------------------------------------------

    All officers and one Director of the Fund are employees of SB.

    3. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

    The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

    Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

    4. CONCENTRATION OF CREDIT

    The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

    5. INVESTMENTS

    During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term investments) were as follows:

-------------------------------------------------------------------------------------
  Purchases                                                             $119,458,374
-------------------------------------------------------------------------------------
  Sales                                                                  149,271,906
-------------------------------------------------------------------------------------

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-------------------------------------------------------------------------------------
  Gross unrealized appreciation                                          $43,069,943
  Gross unrealized depreciation                                           (2,417,683)
-------------------------------------------------------------------------------------
  Net unrealized appreciation                                            $40,652,260
-------------------------------------------------------------------------------------

    6. SECURITIES VALUED BY THE FUND'S BOARD OF DIRECTORS

    One of the Fund's investments is valued at the direction of the Fund's Board of Directors; this security is currently in default, and has been valued in good faith, taking into consideration the appropriate economic, financial and other pertinent available information pertaining to the defaulted securities. The table below shows the security valued by the Fund's Board of Directors:

                                                                 VALUE AS OF
                     ACQUISITION       PAR         12/31/95      PERCENTAGE
     SECURITY           DATE          AMOUNT        VALUE       OF NET ASSETS       COST
------------------------------------------------------------------------------------------
  Babylon IDA,
    Recycling
    Facilities
    Revenue            10/14/91     $3,795,000    $1,518,000        0.023%       $3,720,921
-------------------------------------------------------------------------------------------

    7. CAPITAL LOSS CARRYFORWARD

    At December 31, 1995, the Fund had for Federal tax purposes approximately $6,243,000 of unused capital loss carryforwards, available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and date of the expiration for each carryforward loss is indicated below:

                                                            12/31/02         12/31/03
--------------------------------------------------------------------------------------
  Carryforward Amounts                                     $1,542,000       $4,701,000
--------------------------------------------------------------------------------------

    8. CAPITAL SHARES

    As of December 31, 1995, the Fund had 500 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

    At December 31, 1995, total paid-in capital amounted to the following for each class:

                                            CLASS A            CLASS B          CLASS C
-------------------------------------------------------------------------------------
  Total Paid-in Capital                   $455,509,399       $170,149,415       $710,113
-------------------------------------------------------------------------------------

    Transactions in shares of each class were as follows:

                                             YEAR ENDED                    YEAR ENDED
                                         DECEMBER 31, 1995             DECEMBER 31, 1994*
                                     --------------------------    ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Shares sold                           1,043,190    $ 16,929,499     3,478,703    $  57,671,706
Shares issued on reinvestment         1,142,090      18,793,138     1,402,444       22,818,151
Shares redeemed                      (3,541,372)    (58,379,406)   (7,180,131)    (117,066,500)
----------------------------------------------------------------------------------------------
Net Decrease                         (1,356,092)   $(22,656,769)   (2,298,984)   $ (36,576,643)
----------------------------------------------------------------------------------------------
CLASS B
Shares sold                             866,205    $ 14,051,398     3,026,863    $  50,329,261
Shares issued on reinvestment           324,737       5,345,900       364,474        5,904,778
Shares redeemed                      (1,118,953)    (18,440,591)   (1,388,070)     (22,249,384)
----------------------------------------------------------------------------------------------
Net Increase                             71,989    $    956,707     2,003,267    $  33,984,655
----------------------------------------------------------------------------------------------
CLASS C
Shares sold                              31,017    $    502,312        18,218    $     274,188
Shares issued on reinvestment             1,937          31,967           227            3,500
Shares redeemed                          (6,028)        (99,053)           --               --
----------------------------------------------------------------------------------------------
Net Increase                             26,926    $    435,226        18,445    $     277,688
----------------------------------------------------------------------------------------------

* For Class C shares, transactions are for the period from November 10, 1994 (inception date) to December 31, 1994.

    9. SUBSEQUENT EVENT

    On February 2, 1996, the net assets of the Fund were merged into the Smith Barney Muni Funds -- New York Portfolio pursuant to an Agreement and Plan of Reorganization dated as of October 23, 1995.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS A SHARES                           1995       1994      1993(1)       1992        1991
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $15.44     $17.68      $17.12      $16.77      $15.94
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    0.96       0.97        1.02        1.12        1.15
  Net realized and unrealized gain
    (loss)                                 1.65      (2.12)       0.80        0.39        0.84
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        2.61      (1.15)       1.82        1.51        1.99
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                   (0.95)     (0.97)      (1.03)      (1.12)      (1.16)
  Overdistribution of net investment
    income                                (0.05)     (0.02)         --          --          --
  Net realized gains                         --      (0.10)      (0.23)      (0.03)         --
  Capital                                    --         --          --       (0.01)         --
----------------------------------------------------------------------------------------------
Total Distributions                       (1.00)     (1.09)      (1.26)      (1.16)      (1.16)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $17.05     $15.44      $17.68      $17.12      $16.77
----------------------------------------------------------------------------------------------
TOTAL RETURN                              17.30%     (6.62)%     10.93%       9.36%      12.98%
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)         $492,341   $466,884    $575,166    $535,514    $469,139
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                 0.78%      0.77%       0.78%       0.67%       0.64%
  Net investment income                    5.72       5.91        5.83        6.56        7.04
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      19%        36%         20%         30%         31%
----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriatley presents the per share data for this year since the use of the undistributed method did not accord with results of operations.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS B SHARES                                1995        1994       1993(1)       1992(2)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $15.44      $17.68       $17.12        $16.93
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         0.87        0.89         0.94          0.17
  Net realized and unrealized gain (loss)       1.65       (2.13)        0.80          0.20
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             2.52       (1.24)        1.74          0.37
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (0.87)      (0.88)       (0.95)        (0.15)
  Overdistribution of net investment
    income                                     (0.04)      (0.02)       --            --
  Net realized gains                              --       (0.10)       (0.23)        (0.03)
  Capital                                         --          --        --            (0.00)*
----------------------------------------------------------------------------------------------
Total Distributions                            (0.91)      (1.00)       (1.18)        (0.18)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $17.05      $15.44       $17.68        $17.12
----------------------------------------------------------------------------------------------
TOTAL RETURN                                   16.67%      (7.17)%      10.33%         2.23%`DD'
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)              $167,664    $150,765     $137,126       $18,125
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      1.29%       1.30%        1.31%         1.30%`D'
  Net investment income                         5.21        5.39         5.31          5.94`D'
----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           19%         36%          20%           30%
----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriatley presents the per share data for this year since the use of the undistributed method did not accord with results of operations.
(2) For the period from November 6, 1992 (inception date) to December 31, 1992.
 *  Amount represents less than $0.01.
 `DD' Total return is not annualized, as it may not be representative of the total return for the year.
 `D'  Annualized.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS C SHARES                                                     1995      1994(1)
-----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                                $15.44      $15.19
-----------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                             0.90        0.12
  Net realized and unrealized gain                                  1.60        0.35#
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                 2.50        0.47
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                            (0.86)      (0.12)
  Overdistribution of net investment income                        (0.04)      (0.00)*
  Net realized gains                                                  --       (0.10)
-----------------------------------------------------------------------------------------
Total Distributions                                                (0.90)      (0.22)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $17.04      $15.44
-----------------------------------------------------------------------------------------
TOTAL RETURN                                                       16.59%       3.08%`DD'
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                      $773        $285
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                          1.34%       1.34%`D'
  Net investment income                                             5.15        5.35`D'
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                               19%         36%
-----------------------------------------------------------------------------------------

(1) For the period from November 10, 1994 (inception date) to December 31, 1994. # Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the beginning of the period.
 * Amount represents less than $0.01.
 `DD' Total return is not annualized, as it may not be representative of the total return for the year.
 `D' Annualized.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SMITH BARNEY NEW YORK MUNICIPALS FUND INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney New York Municipals Fund Inc. as of December 31, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report thereon, dated February 8, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Smith Barney New York Municipals Fund Inc. as of December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                      KPMG PEAT MARWICK LLP

New York, New York
February 15, 1996

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION

     Change in Independent Auditor: On October 19, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers & Lybrand, L.L.P. ('Coopers & Lybrand') as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make references to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities & Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at
(212) 723-9218.

--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED)

     95.95% of the dividends paid by the Fund from net investment income for the year ended December 31, 1995, are tax-exempt for regular Federal income tax purposes.

Smith Barney New York Municipals Fund Inc.

--------------------------------------------------------------------------------
 ADDITIONAL SHAREHOLDER INFORMATION

     A Special Meeting of Shareholders ('Meeting') of the Fund was scheduled to be held on November 14, 1995 to consider the approval or disapproval of a proposal submitted by the Board of Directors pursuant to which Smith Barney Muni Funds on behalf of its New York Portfolio would acquire all or substantially all of the assets of the Fund. The Meeting was adjourned to January 5, 1996 because insufficient votes were received to constitute a quorum for the conduct of business.
     On January 5, 1996, the shareholders' meeting was reconvened and the results were as follows:

                                                                             % OF
                                                      NUMBER OF          OUTSTANDING
                                                        SHARES           SHARES VOTED
--------------------------------------------------------------------------------------
  For                                               20,540,922.729           89.97%
  Against                                              554,104.844            2.43
  Abstaining                                         1,735,691.722            7.60
--------------------------------------------------------------------------------------

SMITH BARNEY
NEW YORK
MUNICIPALS FUND INC.

[LOGO]
DIRECTORS
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

OFFICERS
Heath B. McLendon
Chief Executive Officer

Jessica Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Lawrence T. McDermott
Vice President and
Investment Officer

Karen L. Mahoney-Malcomson
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


INVESTMENT ADVISER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney New York Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY NEW YORK
MUNICIPALS FUND INC.
388 Greenwich Street
New York, New York 10013

FD0319 2/96



                  STATEMENT OF DIFFERENCES

  The dagger symbol shall be expressed as         `D'
  The double dagger symbol shall be expressed as  `DD'